OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

(the “Fund”)

Supplement dated December 2, 2025 to the

Prospectus dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 15, 2025, as supplemented.

Important Notice Regarding a Sub-Adviser

At a meeting held on December 2, 2025, the Board of Directors of the Corporation approved the termination of the sub-advisory agreement among Champlain Investment Partners, LLC (“Champlain”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Fund.

Effective immediately, Champlain will no longer serve as a sub-adviser to the Fund. Accordingly, effective immediately, all references and information with regard to Champlain with respect to the Fund, including Champlain’s portfolio managers for the Fund, are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Old Westbury Funds, Inc.

OWF-A21-SUPP1225

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

(the “Fund”)

Supplement dated December 2, 2025 to the

Statement of Additional Information (“SAI”) dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated February 15, 2025, as supplemented.

Important Notice Regarding a Sub-Adviser

At a meeting held on December 2, 2025, the Board of Directors of the Corporation approved the termination of the sub-advisory agreement among Champlain Investment Partners, LLC (“Champlain”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Fund.

Effective immediately, Champlain will no longer serve as a sub-adviser to the Fund. Accordingly, effective immediately, all references and information with regard to Champlain with respect to the Fund, including Champlain’s portfolio managers for the Fund, are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE